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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21188

Registrant Name:	PIMCO California Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2008

Date of Reporting Period:	June 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—93.7%
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home,
$3,200	5.20%, 11/15/22	NR/A+	$3,252,224
11,725	5.35%, 11/15/32	NR/A+	11,823,959
	Burbank Public Finance Auth., Tax Allocation, San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,110,439
1,000	5.50%, 12/1/33	NR/BBB	968,060
2,000	Butte-Glenn Community College Dist.,
	GO, 5.00%, 8/1/26, Ser. A (MBIA)	Aaa/NR	2,051,260
2,000	Capistrano Unified School Dist.,
	Community Fac. Dist., Special Tax,
	6.00%, 9/1/32, (Pre-refunded @ $100, 9/1/13) (b)	NR/NR	2,246,160
500	Carson Public Financing Auth.,
	Special Assessment, 5.00%, 9/2/31, Ser. B	NR/NR	419,170
1,000	Cathedral City Public Financing Auth.,
	Tax Allocation, 5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	980,350
1,150	Ceres Redev. Agcy., Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,127,253
	Ceres Unified School Dist., GO (FGIC),
2,825	zero coupon, 8/1/28	A3/A	879,422
2,940	zero coupon, 8/1/29	A3/A	860,538
	Chula Vista Community Facs. Dist., Special Tax,
	Eastlake Woods,
675	6.15%, 9/1/26	NR/NR	670,626
1,620	6.20%, 9/1/33	NR/NR	1,587,503
	Otay Ranch Village,
1,990	5.125%, 9/1/36	NR/NR	1,653,909
1,600	5.75%, 9/1/33	NR/NR	1,474,384
1,000	City of Carlsbad, Special Assessment, 6.00%, 9/2/34	NR/NR	981,780
	Contra Costa Cnty. Public Financing Auth., Tax Allocation, Ser. A,
1,415	5.625%, 8/1/33	NR/BBB	1,417,094
6,585	5.625%, 8/1/33, (Pre-refunded @ $100, 8/1/13) (b)	NR/BBB	7,269,313
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A-	3,716,790
	Educational Facs. Auth. Rev.,
2,455	Loyola Marymount Univ., zero coupon, 10/1/34, (MBIA)	Aaa/NR	576,164
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aa3/A	4,971,300
	Fremont Community Dist., Special Tax,
1,250	5.30%, 9/1/30	NR/NR	1,088,225
5,000	6.30%, 9/1/31	NR/NR	4,933,550
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	9,798,870
4,380	Glendale Electric Works Rev., 5.00%, 2/1/27, (MBIA)	Aaa/AAA	4,455,029
	Golden State Tobacco Securitization Corp. Rev.,
10,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	8,160,000
10,000	5.00%, 6/1/35, Ser. A (FGIC)	A2/A	9,435,300
10,000	5.00%, 6/1/35, Ser. A (FGIC)(g)	A2/A	9,435,300
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)(g)	A2/AAA	3,644,360
9,000	5.00%, 6/1/45 (AMBAC-TCRS)(g)	Aaa/AAA	8,358,570
16,795	6.25%, 6/1/33, Ser. A-1	Aaa/AAA	18,155,227
38,490	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	43,568,371
	Health Facs. Finance Auth. Rev.,
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	5,923,200
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A+	2,023,580
1,550	5.25%, 1/1/26	NR/A+	1,563,562

PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Infrastructure & Economic Dev. Bank Rev.,
$7,750	Bay Area Toll Bridges, 5.00%, 7/1/36,
	(Pre-refunded @ $100, 1/1/28) (AMBAC)(b)(g)	Aaa/AAA	$8,166,717
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A	3,018,300
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,066,400
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	18,313
825	Lee Lake Water Dist. Community Facs. Dist. No. 2,
	Montecito Ranch, Special Tax, 6.125%, 9/1/32	NR/NR	816,197
5,000	Long Beach Community College Dist.,
	GO, 5.00%, 5/1/28, Ser. A, (Pre-refunded @ $100, 5/1/13) (MBIA)(b)	Aaa/AAA	5,380,900
	Los Angeles Department of Water & Power Rev. (g),
6,000	4.75%, 7/1/30, Ser. A-2 (FSA)	Aaa/AAA	5,895,480
10,000	5.00%, 7/1/30, Ser. A	Aa3/AA-	10,057,000
20,000	5.00%, 7/1/35, Ser. A (FSA)	Aaa/AAA	20,211,600
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,250,168
4,585	Moreno Valley Unified School Dist. Community Facs. Dist.,
	Special Tax, 5.20%, 9/1/36	NR/NR	3,758,187
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	4,868,950
1,545	Oakland Redev. Agcy., Tax Allocation,
	5.25%, 9/1/33, (Pre-refunded @ $100, 3/1/13)(b)	NR/A	1,675,491
5,000	Orange Cnty. Community Facs. Dist.,
	Ladera Ranch, Special Tax, 5.55%, 8/15/33, Ser. A	NR/NR	4,703,400
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	4,727,150
	Orange Cnty. Water Dist. Rev., CP, Ser. B (MBIA),
1,000	5.00%, 8/15/28	Aaa/AAA	1,007,570
5,525	5.00%, 8/15/34	Aa2/AA+	5,537,976
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, (MBIA)	Aaa/AAA	2,021,720
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	1,293,788
	Poway Unified School Dist. Community Facs. Dist. No. 6, Special Tax,
1,950	5.125%, 9/1/28	NR/BBB	1,807,670
	Area A,
1,285	6.05%, 9/1/25	NR/NR	1,296,616
2,100	6.125%, 9/1/33	NR/NR	2,112,033
1,700	Area B, 5.125%, 9/1/28	NR/NR	1,489,387
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	4,901,450
500	Rocklin Unified School Dist. Community Facs.,
	Special Tax, 5.00%, 9/1/29 (MBIA)	Aaa/AAA	501,545
1,360	Sacramento City Financing Auth. Rev.,
	North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	1,319,989
10,820	Sacramento Cnty. Water Financing Auth. Rev.,
	5.00%, 6/1/11, (Pre-refunded @ $100, 6/1/13) (AMBAC)(b)(g)	Aaa/AAA	11,657,577
8,000	Sacramento Municipal Utility Dist. Rev.,
	5.00%, 8/15/33, Ser. R (MBIA)	A1/AA	7,842,560
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/11, Ser. A (FSA)(g)	Aaa/AAA	12,312,636
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A (a),
890	5.60%, 9/1/21	NR/NR	870,491
580	5.70%, 9/1/26	NR/NR	537,886
1,700	5.75%, 9/1/36	NR/NR	1,530,017
	San Diego Unified School Dist., GO, Ser. E (FSA),
11,000	5.00%, 7/1/26	Aaa/AAA	11,662,090
8,425	5.00%, 7/1/28	Aaa/AAA	8,932,101

PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$1,500	San Diego Univ. Foundation Auxiliary Organization,
	Rev., 5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	$1,523,445
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AAA	3,045,660
15,700	San Marcos Public Facs. Auth.,
	Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC)	A3/A-	14,862,562
	Santa Ana Unified School Dist., GO, Ser. B (FGIC),
2,515	zero coupon, 8/1/26	A3/A+	946,420
3,520	zero coupon, 8/1/28	A3/A+	1,165,859
2,500	zero coupon, 8/1/30	A3/A+	727,525
3,780	zero coupon, 8/1/31	A3/A+	1,033,225
3,770	zero coupon, 8/1/32	A3/A+	969,606
	Santa Margarita Water Dist., Special Tax,
1,820	6.25%, 9/1/29	NR/NR	1,821,347
4,125	6.25%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	4,386,768
3,550	Santa Monica Community College Dist.,
	GO, zero coupon, 8/1/27, Ser. C (MBIA)	Aaa/AAA	1,249,280
4,425	South Tahoe JT Powers Financing Auth. Rev., 5.45%, 10/1/33	NR/BBB	4,226,229
	Southern CA Public Power Auth., Power Project Rev., Ser. A,
	(Pre-refunded @ $100, 7/1/13) (AMBAC)(b)(g),
15,010	5.00%, 7/1/33	Aaa/AAA	16,190,386
4,095	State Department Veteran Affairs Home Purchase Rev.,
	5.35%, 12/1/27, Ser. A (AMBAC)	Aaa/AAA	4,168,669
	State Public Works Board Lease Rev.,
1,105	Patton, 5.375%, 4/1/28	A2/A	1,132,526
4,600	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA-	4,661,640
	State, GO,
265	5.00%, 6/1/37	A1/A+	260,217
10,300	5.00%, 11/1/37(g)	A1/A+	10,112,643
4,000	5.00%, 12/1/37	A1/A+	3,927,280
	Statewide Community Dev. Auth. Rev.,
1,150	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	1,023,293
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,538,175
	Catholic Healthcare West,
1,200	5.50%, 7/1/31, Ser. D	A2/A	1,190,736
1,200	5.50%, 7/1/31, Ser. E	A2/A	1,190,736
15,000	Health Facs., Memorial Health Services, 5.50%, 10/1/33, Ser. A	NR/A+	14,837,100
1,250	Huntington Park Chapter School, 5.25%, 7/1/42, Ser. A	NR/NR	1,031,087
3,505	Internext Group, CP, 5.375%, 4/1/30	NR/BBB	3,170,763
7,300	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	7,404,317
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA-	10,083,500
2,500	Valleycare Health, 5.125%, 7/15/31, Ser. A	NR/NR	2,081,875
975	Windrush School, 5.50%, 7/1/37	NR/NR	848,474
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,034,560
2,000	Temecula Public Financing Auth. Community Facs. Dist.,
	Crowne Hill, Special Tax, 6.00%, 9/1/33, Ser. A	NR/NR	1,865,180
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	7,421,544
7,000	6.00%, 6/1/42	Baa3/NR	6,407,170
4,860	Gold Cnty., zero coupon, 6/1/33	NR/BBB	736,047
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	1,863,140
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	3,927,450

PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	$2,973,541
	Univ. Rev. (FSA)(g),
5,500	4.75%, 5/15/35	Aaa/AAA	5,361,125
21,125	5.00%, 9/1/33, Ser. Q, (Pre-refunded @ $101, 9/1/11) (b)	Aaa/AAA	22,621,284
2,355	5.00%, 9/1/34, Ser. Q, (Pre-refunded @ $101, 9/1/11) (b)	Aaa/AAA	2,521,805
1,000	West Basin Municipal Water Dist. Rev.,
	CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	984,200
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,390,525
2,750	Woodland Finance Auth., Lease Rev., 5.00%, 3/1/32 (XLCA)	A3/A-	2,738,478

	Total California Municipal Bonds & Notes (cost—$527,637,108)		531,487,589

OTHER MUNICIPAL BONDS & NOTES—4.6%
	Florida—0.7%
4,720	Sarasota Cnty. Health Fac. Auth. Rev., 5.625%, 7/1/27	NR/NR	4,174,651

	Indiana—0.8%
5,000	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (c)	NR/NR	4,356,700

	Pennsylvania—0.7%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. A,
1,000	5.00%, 11/15/28	Ba2/BB	830,890
4,000	5.375%, 11/15/40	Ba2/BB	3,302,320

			4,133,210

	Puerto Rico—2.1%
	Electric Power Auth. Power Rev., Ser. NN, (Pre-refunded @ $100, 7/1/13) (b),
1,185	5.125%, 7/1/29	A3/AAA	1,282,122
315	5.125%, 7/1/29	A3/BBB+	340,068
	Public Building Auth. Rev., Gov’t Facs.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB-	4,148,082
290	5.25%, 7/1/36, Ser. D	Baa3/BBB-	286,645
	Sales Tax Financing Corp. Rev., Ser. A,
23,200	zero coupon, 8/1/47 (AMBAC)	Aaa/AAA	2,437,392
29,200	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	2,003,412
26,300	zero coupon, 8/1/56	A1/A+	1,483,846

			11,981,567

	South Dakota—0.3%
2,000	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.50%, 12/1/35	NR/NR	1,696,100

	Total Other Municipal Bonds & Notes (cost—$30,238,852)		26,342,228

CALIFORNIA VARIABLE RATE NOTES (a)(c)(d)(e)—0.8%
	Los Angeles Unified School Dist., GO (MBIA),
1,745	18.026%, 1/1/23	NR/NR	1,530,505
2,090	20.635%, 1/1/11	NR/NR	3,117,193

	Total California Variable Rate Notes (cost—$4,731,043)		4,647,698

OTHER VARIABLE RATE NOTES (e)—0.7%
	Puerto Rico—0.7%
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$3,958,040)	Ba1/BBB-	3,827,816

PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

SHORT-TERM INVESTMENTS—0.2%
California Municipal Bonds & Notes—0.1%
$1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09 (cost—$997,798)	NR/NR	$728,760

U.S. Treasury Bills (f)—0.1%
450	1.97%, 9/11/08 (cost—$448,227)		448,227

	Total Short-Term Investments (cost—$1,446,025)		1,176,987

	Total Investments (cost—$568,011,068)—100.0%		$567,482,318

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or person’s acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NewYork Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,586,092, representing 1.34% of total investments.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2008.

(f)	All or partial amount segregated as collateral for futures contracts.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
TCRS—Temporary Custodian Receipts
XLCA—insured by XL Capital Assurance
Other Investments:
(1) Futures contracts outstanding at June 30, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation

Short: U.S. Treasury Bond Futures	(1,296)	$(149,810)	9/19/08	$(736,374)

The Fund pledged $4,270,000 in cash as collateral for futures contracts.
(2) Transactions in options written for the nine months ended June 30, 2008:

	Contracts	Premiums

Options outstanding, September 30, 2007	—	$—
Options written	1,285	918,253
Options expired	(1,285)	(918,253)

Options outstanding, June 30, 2008	—	$—

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasure, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
               (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO California Municipal Income Fund III

By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 25, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 25, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2008